Accounts receivable - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Trade and other current receivables [abstract]
Fair value pricing adjustments	$ (1,900,000)	$ (4,700,000)	$ (6,000,000.0)	$ (300,000)
Allowance account for credit loss		$ 0	$ (900,000)	$ 0
Reversal, allowance account for credit losses of financial assets	$ 100,000